S000068729 [Member] Expense Example - iShares ESG Aware 30/70 Conservative Allocation ETF - iShares ESG Aware 30/70 Conservative Allocation ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 315